Consolidated Statements of Cash Flows (unaudited) (USD $)	9 Months Ended		57 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,904,183)	$ (727,648)	$ (4,495,115)
Adjustments to Reconcile Net Loss To Cash Provided (Used) by Operations
License fee revenue realized
Depreciation	975	975	2,275
Loss on settlement of debt	711,702		711,702
Stock-based compensation	25,000		195,055
Stock issued for services		80,685	315,834
Cancellation of stock issued for services		(84,000)	(84,000)
Write-off of project development costs		27,600	27,600
Loss on disposition of software			567
Interest accrued on notes payable, non-affiliated related parties	52,582	62,295	149,337
Interest accrued on notes payable, third parties	17,138	12,105	29,490
Accretion of beneficial conversion feature as interest expense	770,023		1,307,692
Changes in operating assets and liabilities:
Due from NexPhase Lighting	(66,060)	(129,804)	(133,984)
Assets attributable to discontinued operations	(2,833,884)		(2,833,884)
Bank overdraft	4,721		4,721
Accounts Payable	12,815		12,815
Sales Tax Payable
Accrued compensation		135,000	538,000
Liabilities attributable to discontinued operations	2,878,770		2,878,770
Net cash used in operating activities	(330,401)	(622,792)	(1,373,125)
Cash flows used in investing activities:
Purchase of property and equipment			(567)
Project Development Costs			(27,600)
Net cash used in investing activities			(28,167)
Cash flows from financing activities:
Proceeds from issuance of note payable, non-affiliated related parties	73,650	400,450	837,105
Payments on notes payable, non-affiliated related parties	(34,000)	(14,905)	(60,655)
Proceeds from issuance of notes payable, third parties	308,000	259,000	636,100
Payments on notes payable, third parties	(52,315)		(52,315)
Advances from non-affiliated related parties, net	34,390		35,490
Proceeds from sale of common stock			5,567
Net cash provided by financing activities	329,725	644,545	1,401,292
Net increase (decrease) in cash	(676)	21,753
Cash at beginning of period	676	62,428
Cash at end of period		84,181
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Non-cash investing and financing activities:
Conversion of note payable, related parties to common stock	(204,150)		(358,366)
Conversion of accrued interest, related parties to common stock	(5,480)		(23,480)
Common stock issued	52,043		67,591
Additional paid in capital on stock issued	157,587		314,255
Conversion of note payable, third parties to common stock	(207,140)		(466,064)
Conversion of accrued interest, third parties to common stock	(10,385)		(15,785)
Common stock issued	156,338		156,819
Additional paid in capital on stock issued	61,187		325,030
Benefical conversion feature discount to notes payable, related parties	(575,066)		(1,054,389)
Benefical conversion feature discount to notes payable, third parties	(435,123)		(766,240)
Additional paid in capital	1,010,189		1,820,629
Conversion of accrued compensation to common stock	(50,000)		(50,000)
Common stock issued	50,000		50,000
Deposit on acquisition	(105,000)		(105,000)
Common stock issued	150,000		150,000
Additional paid in capital on stock issued	(45,000)		(45,000)
Notes payable, related parties	501,425		501,425
Accrued compensation	(501,425)		(501,425)
Due from NexPhase	(75,674)		(75,674)
Notes payable, third parties	75,674		75,674
Due from NexPhase	(111,958)		(111,958)
Common stock	189,087		189,087
Additional paid in capital on stock issued	(77,129)		(77,129)
Notes payable, related parties	(36,580)	(118,000)	(254,672)
Accrued interest	(2,225)		(28,247)
Notes payable, third parties	38,805	118,000	282,919
Net assets acquired in acquisition of NexPhase Lighting			(2,700,000)
Common stock issued			67,500
Additional paid in capital on stock issued			2,632,500
244,000 shares of stock acquired and placed in treasury		(61,000)	(61,000)
Issuance of notes payable to former investors in NexPhase		$ 61,000	$ 61,000